OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

30.    OTHER NON-CURRENT LIABILITIES

	December 31,
	2017	2018
	Thousand USD	Thousand USD
Financial liabilities designated as fair value through profit or loss
Transaction (a)	1,253	1,378
Transaction (b)	55,426	57,487
Held for trading derivatives not designated in hedge accounting relationships (c)	1,128	1,127
Asset retirement obligation (d)	12,251	12,454
Others	78	—
	70,136	72,446
(a)

During the year ended December 31, 2015, three subsidiaries of SSJ, which holds four IPP solar parks, entered into silent partnership agreements with JA Mitsui Lease (the “JAML”). JAML provided approximately JPY63 million (USD519 thousand) in cash at the inception of the agreements, which amounted to 10% portion of total contributions in each subsidiaries, and in return are entitled to receive return in the next 15 years from the date of agreements based on an amount specified in accordance with formulas in the agreements. The fair value of this instrument is estimated based on the anticipated operating results and cash flows generated by the related solar parks for the contractual period of 15 years. The carrying amount of financial liabilities are USD1,253 thousand and USD1,378 thousand as at December 31, 2017 and 2018 with a loss associated with a change in fair value to the other loss of USD 396 thousand in 2017 and other loss of USD 88 thousand in 2018. The amount is designated as financial liabilities at FVTPL on initial recognition on the consolidated statement of financial position since the amount and timing of return is variable.

The movement of the balance is as follows:

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	829	1,253
Repayment	—	(2)
Fair value effect during the year	396	88
Exchange difference	28	39
As at December 31,	1,253	1,378

(b)

On September 18, 2015, the Group’s wholly-owned subsidiary Energy Capital Investment S.a.r.l (“ECI”), and a third party Hudson Solar Cayman, LP (“Hudson”), a private equity and infrastructure firm entered into strategic partnership agreements to fund solar projects in Latin America. As part of this partnership, Hudson will invest USD50 million by way of the convertible notes issued by ECI for the constructions of solar projects in Chile and Uruguay, and then they will receive a 49 percent non-controlling equity in these projects upon their completion if it elects to convert the outstanding principal and interest on the notes into such equity interest. On July 15, 2016, the agreement was amended to change the underlying projects from those in Chile to US. As of December 31, 2018, USD48.2 million has been funded under this arrangement.

Under the note purchase agreement, initial amortization date means, for any notes, the earlier of the date which is nine months after the commercial operation date (for any projects, the date on which such projects enters into full commercial operation, achieves preliminary acceptance, achieves technical acceptance or other similar concept, as determined in accordance with the primary construction contract(s) for such project.) of the relevant project and twenty four months after the note purchase date. Then the maturity date of the notes will be the earlier of the twentieth anniversary of the initial amortization date or August 19, 2036. After all construction costs of project companies have been funded through long-term financing from Inter-American Development Bank, and upon completion of solar parks construction, the equity conversion will be effected. Hudson holds the conversion option and the mandatory prepayment option under the notes agreement.

If an equity conversion has not occurred or delayed more than one year, the repayment of principal and interest is paid semi-annually according to repayment schedule set out in each note and the date of the request for note purchase is based on the estimated commercial operation date. The outstanding principal balance of each note shall be due and payable in full on the maturity date. The share price for conversion is equal to the equity value of the relevant project company multiplied by the percentage ownership in such project company represented by such project company shares on the date of conversion. On each equity conversion date, the outstanding principal balance of the notes issued in connection with the project company that is the subject of the equity conversion.

On January 22, 2019, Hudson sent a notice of acceleration declaring that all Obligations (as defined in the Note Purchase Agreement), including the outstanding principal, accrued and unpaid interest and make-whole payment amount thereof, were immediately due. Hudson has also sent a demand on guaranty to the group and certain of its subsidiaries who are guarantors of the notes under the Note Purchase Agreement pursuant to a guaranty dated September 18, 2015, and has initiated proceedings in some of the jurisdictions where the group's business or subsidiaries are located to enforce the collaterals. On February 8, 2019, Hudson filed an action in New York Supreme Court seeking to enforce certain guaranties related to the Note Purchase Agreement against certain members of the group. The group intends to vigorously defend against Hudson's other actions and proceedings in order to minimize interruptions to its business and operations. Due to the above situation, the possibility of equity conversion is quite low, so as at 31 December, 2018, Hudson note fair value was calculated based on the fair value of future repayment of principal and interest.

The Group accounted for the Hudson notes agreement as a financial liability designated as fair value through profit or loss (“FVTPL”) in accordance with IAS39. The fair value on initial recognition is the transaction price. For the year ended December 31, 2017 and 2018, a loss of USD791 thousand and a loss of USD8.9 million was recognized in other losses respectively.

The movement of the balance is as follows:

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	51,143	55,426
Interest addition during the year	5,756	6,510
Fair value effect during the year	791	8,914
Less: repayment during the year	(2,264)	(4,980)
As at December 31,	55,426	65,870
Less: amounts repayable within one year shown under current liabilities(Note 29)	—	8,383
Amounts shown under non-current liabilities	55,426	57,487

(c)

During the year ended December 31, 2015, SSJ entered into two loan agreements totaling approximately JPY 2,300 million (USD19.1 million) in support of its business development. The loan agreements provide for a floating interest rate equal to 6-month Tokyo Interbank Offered Rate (“TIBOR”) plus 2.2%. To manage the interest rate exposure, SSJ entered into interest swap arrangements for the same period of the loan to swap the floating rate to a fixed interest rate equal to 3.16% and 3.08%.

During the years ended December 31, 2016, SSJ entered into one loan agreement totaling approximately JPY 1,570 million (USD13.5 million) in support of its business development. The loan agreement provides for a floating interest rate equal to 6-month TIBOR plus 2%. SSJ had interest swap arrangement for the same period of the loan to swap fixed interest rate equal to 2.68%.

The terms of the interest rate swap arrangements have been negotiated to match the terms of the respective designated hedged items. As not met the requirements, hedge accounting has not been applied, accordingly, the fair value changes of the interest rate swap, which amounted to a gain of USD204 thousand and a loss of USD30 thousand was recognized during the year ended December 31, 2017 and 2018 respectively.

The major terms of these contracts are as follows:

Notional amount	Maturity	Swaps
JPY 547,200,000	May 23, 2031	From 6-months JPY TIBOR+2.2% to 3.16%
JPY 1,752,800,000	May 31, 2032	From 6-months JPY TIBOR+ 2.2% to 3.08%
JPY 1,570,000,000	November 30, 2032	From 6-months JPY TIBOR+ 2% to 2.68%

Not designated for hedging
Outstanding receive floating pay	Average contracted fixed
fixed contracts	interest rate		Notional principal value		Fair value liabilities
Japan	2018/12/31	2017/12/31	2018/12/31	2017/12/31	2018/12/31	2017/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2015 to 2032	2.93	2.93	35,217	34,443	1,117	1,064

The movement of the balance is as follows:

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	1,255	1,064
Fair value effect during the year	(204)	30
Exchange difference	13	23
As at December 31,	1,064	1,117

During the year ended December 2016, the Group acquired 23 solar parks in the USA, and assumed three bank loans totaling USD5.65 million and interest rate swaps agreements. The loan agreement provides for a floating interest rate equal to USD Federal Reserve statistical release H.15 (“Prime H.15”) for the loans, and interest swap arrangements allow the Group to swap the variable rates to fixed interest rates equal to 5.75%,  6.00% and 6.27%, respectively. The 5.75% and 6.27% related interest swap arrangements were terminated in 2017, due to the termination of loan agreements. During the years ended December 31, 2017, the group entered into another loan agreement totaling approximately USD 20.2 million, which provides for a floating interest rate equal to Prime H.15 for the loans, and interest swap arrangements allow the Group to swap the variable rates to fixed interest rates equal to 5%.

The terms of the interest rate swap arrangements have been negotiated to match the terms of the respective designated hedged items. As not met the requirements, hedge accounting has not been applied, accordingly, the fair value changes of the interest rate swaps, which amounted to USD 3 thousand loss and USD 54 thousand gain was recognized in the other losses for the year ended December 31, 2017 and 2018 respectively.

Notional amount	Maturity	Swaps
USD 2,000,000	June 30, 2026	From 3-month-USD Prime H.15 to 6%
USD 20,200,000 (Note 25)	December 8, 2027	From 3-month-USD Prime H.15 to 5%

Not designated for hedging
Outstanding receive floating pay	Average contracted fixed
fixed contracts	interest rate		Notional principal value		Fair value liabilities
USA	2018/12/31	2017/12/31	2018/12/31	2017/12/31	2018/12/31	2017/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2014 to 2019	5.09	5.09	2,000	19,764	10	64

The interest rate swaps settle on a quarter basis. The floating and fixed rate on the interest rate swaps is the local interbank rate of Japan and USA. The Group will settle the difference between the fixed and floating rate on a net basis.

The movement of the balance is as follows:

	2017	2018
	Thousand USD	Thousand USD
As at January 1,	139	64
Repayment	(78)	—
Fair value effect during the year	3	(54)
As at December 31,	64	10

(d)

The asset retirement obligation liability reflects the present value of estimated cost of decommissioning associated with long-lived assets at a future date. The liabilities incurred, including those from acquisition, are USD 4.8 million for the year ended December 31, 2017, and a negative USD 54 thousand for the year ended December 31, 2018. The accretion expenses are USD 108 thousand and USD 1,312 thousand for the year ended December 31, 2017 and 2018, respectively.